Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 511,249	$ 434,277	$ 505,143	$ 548,191
Total revenue	511,249	434,277	505,143	548,191
Cost of revenue	(325,057)	(178,041)	(354,768)	(268,887)
Gross profit	186,192	256,236	150,375	279,304
Operating expenses:
Depreciation	2,188	1,061	1,414	523
Selling, general and administrative	493,739	268,718	437,261	246,614
Total operating expenses	495,927	269,779	438,675	247,137
(Loss)/Profit from operations	(309,735)	(13,543)	(288,300)	32,167
Other income (expenses):
Other income	2,402	24,909	26,416	773
Interest expense	(16,078)	(12,490)	(6,720)	(2,697)
Amortization of debt discount	(3,654)
Total other income	(17,330)	12,419	19,696	(1,924)
(Loss)/Income from operations before income taxes	(327,065)	(1,124)	(268,604)	30,243
Provision for income taxes
Net (loss)/income	$ (327,065)	$ (1,124)	$ (268,604)	$ 30,243
Basic and diluted net loss per share attributable to common stockholders	$ (32.71)	$ (0.11)	$ (26.86)	$ 3.02
Basic and diluted weighted average common shares	10,000	10,000	10,000	10,000